SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure of short-term investments [Abstract]
Schedule of Short-term Investments

As at March 31, 2020, short-term investments consist of the following:

	Carrying value	Interest rates	Maturity
Bonds	$23,313	6.00% - 13%	April 2, 2020 - June 27, 2024
Money market instruments	53,429
	$76,742

As at March 31, 2019, short-term investments consist of the following:

	Carrying value	Interest rates	Maturity
Bonds	$24,986	3.88% - 13%	April 28, 2019 - April 29, 2026
Money market instruments	22,850
	$47,836